CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/profit	$ 57,890	$ 4,997	$ (60,315)
Adjustments to reconcile net (loss)/profit to net cash generated from operating activities:
Share-based compensation	22,263	67,750	65,216
Depreciation and amortization of property, equipment and software	1,217	1,596	2,449
Amortization of right-of-use assets	3,967	3,469	4,100
Allowance for credit losses/(reversal) of allowance for credit losses	(637)	1,243	1,595
Inventory write-downs	1,062	1,997	3,298
(Gain)/loss on disposal of property, equipment and software	17	43	(221)
Gain on disposal of long-term investment		(451)
(Gain)/loss on foreign currency exchange rates	1,030	136	(669)
Change in unrealized investment income	5,380	(533)	(697)
Fair value change on short-term and long-term investments	(807)	157	76
Impairment loss/(reversal) of long-term investments	(53)	261	15,537
Changes in operating assets and liabilities:
Accounts receivable	(4,884)	484	1,046
Notes receivable	(2,701)	(2,638)	(2,284)
Inventories	(8,165)	7,028	9,217
Prepayments and other current assets	(1,815)	(3,942)	(1,251)
Other non-current assets	1	203	290
Accounts payable	9,561	5,915	1,982
Advances from customers	(2,016)	(430)	4,143
Deferred revenue	2,182	594	93
Income tax payables	(218)	(329)	689
Accruals and other liabilities	2,934	(564)	(1,372)
Lease liabilities	(4,401)	(3,510)	(3,366)
Other non-current liabilities	(767)	(3,124)	(3,113)
Net cash generated from operating activities	81,040	80,352	36,443
Cash flows from investing activities:
Payment for short-term investments	(50,588)	(264,681)	(327,244)
Proceeds from disposal of short-term investments	184,332	354,547	853,703
Proceeds from disposal of long-term investments	98,875	43,160
Purchase of property, equipment and software	(7,136)	(4,184)	(1,499)
Purchase of land use rights		(8,914)
Proceeds from disposal of property, equipment and software	16	163	509
Payment for long-term investments		(11,163)	(193,014)
Pre-payment for long-term investments	(1,020)
Provision of third-party loans		(1,500)
Proceeds from collection of third-party loans	1,500
Net cash generated from investing activities	225,979	107,428	332,455
Cash flows from financing activities:
Payment for repurchase of ordinary shares	(12)	(70)	(3,339)
Payment for cancellation of treasury shares	(12)
Proceeds from exercise of share options	2	168	1,187
Payments of deferred offering costs		(276)	(71)
Payments of dividend	(69,848)	(33,022)
Net cash used in financing activities	(69,870)	(33,200)	(2,223)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	420	116	(1,148)
Net increase in cash and cash equivalents, restricted cash	237,569	154,696	365,527
Cash and cash equivalents, restricted cash at the beginning of year	653,384	498,688	133,161
Cash and cash equivalents, restricted cash at the end of year	890,953	653,384	498,688
Supplemental cash flow disclosures
Cash paid for income tax	(2,534)	(2,687)	(2,819)
Cash and cash equivalents	890,708	653,334	498,688
Restricted cash	245	50
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 890,953	$ 653,384	$ 498,688